SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	12 Months Ended
Sep. 30, 2021
Land use rights
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	50 years
Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	10 years
License for drug manufacturing
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	10 years